Commitments and Contingencies - Additional Information (Details) ¥ in Millions, $ in Millions	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Accrued expenses	¥ 9.5	$ 1.4	¥ 14.5	$ 1.4